INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

NESR is a holding company incorporated in the British Virgin Islands, which imposes a zero percent statutory corporate income tax rate on income generated outside of the British Virgin Islands. The subsidiaries operate in multiple tax jurisdictions throughout the MENA region where statutory tax rates generally vary from 10% to 40%. In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity.

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Domestic	$(8,726)	$(183)	$(4,151)
Foreign	(21,075)	(60,396)	33,246
(Loss) / Income before income tax	$(29,801)	$(60,579)	$29,095

Income tax (expense) / benefit

The components of the income tax (expense) / benefit (benefit), all of which is foreign, are as follows (in US$ thousands):

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Current tax expense	$16,880	$16,129	$15,781
Deferred tax expense (benefit)	(10,261)	(12,140)	(3,241)
Income tax expense / (benefit)	$6,619	$3,989	$12,540

Deferred taxes have been recognized for temporary differences and carryforwards that will have effects on income taxes payable or receivables in future years. The components of net deferred tax liabilities and assets are as follows (in US$ thousands):

	As of
	December 31, 2022	December 31, 2021

Deferred Tax Assets
Property, plant and equipment	$4,644	$4,252
Net operating loss carryforward	26,514	18,056
Temporary differences due to restatement (Note 4)	-	5,166
Total deferred tax assets	31,158	27,474
Less: valuation allowance	(10,042)	(8,582)
Deferred tax assets, net of valuation allowance	$21,116	$18,892

Deferred Tax Liabilities
Property, plant and equipment	$(4,335)	$(4,086)
Intangible assets	(15,408)	(18,528)
Temporary differences due to restatement (Note 4)	-	(5,166)
Total deferred tax liabilities	(19,743)	(27,780)
Net deferred tax asset / (liability)	$1,373	$(8,888)

The Company has $257 million of tax operating loss carryforwards comprised of $188 million reported in Saudi Arabia, which can be indefinitely carried forward, and $69 million reported in other countries that generally expire between 2023 and 2027.

Deferred tax assets are reduced by valuation allowances. As of December 31, 2022, and 2021, valuation allowances of $10.0 million and $8.6 million relate to deferred tax assets for net operating loss carryforwards. Changes in the Company’s estimates and assumptions used to determine the valuation allowance, including any changes in applicable tax laws or tax rates, may impact the Company’s ability to recognize the underlying deferred tax assets and could require future adjustments to the valuation allowances. The $1.5 million and $0.4 million increase in the valuation allowance in 2022 and 2021, respectively, is mainly on account of operating loss carryforwards generated in the current year not qualifying for recognition as the Company does not believe these operating loss carryforwards will be utilized prior to expiration. The movement in 2022 includes an increase of $1.8 million and a utilization of $0.3 million to the beginning-of-the-year valuation allowances due to a change in assumption on recoverability of the deferred tax assets by the Company. The movement in 2021 includes an increase of $1.5 million and a utilization of $1.1 million to the beginning-of-the-year valuation allowances due to a change in assumption on recoverability of the deferred tax asset by the Company. Further, deferred tax assets in the table above, for operating loss carryforwards as of December 31, 2022, and 2021, have been presented net of an unrecognized tax benefit for likely disallowances of $24.0 million and $18.3 million, respectively.

Deferred tax liabilities on Property, plant and equipment of $4.3 million and $4.1 million at December 31, 2022, and 2021, respectively, include an unrecognized tax benefit of $3.6 million and $3.6 million, respectively.

The Company generally does not recognize deferred tax liabilities related to undistributed earnings of foreign subsidiaries because such earnings either would not be taxable when remitted or they are indefinitely reinvested. This position may change if the Company decides to distribute the earnings from its subsidiaries, which are subject to withholding taxes, or if there are any unfavorable changes in the tax laws in this regard. Accordingly, a determination of the amount of unrecognized deferred tax liability on such undistributed earnings is not practicable. Current tax expense will be incurred if/when the Company distributes earnings from its subsidiaries which are subject to withholding taxes.

Income Tax Rate Reconciliation

The difference between the reported amount of income tax (expense) / benefit and the amount that would result from applying the British Virgin Islands statutory rate is shown in the table below (in thousands). In the British Virgin Islands, the statutory rate is effectively 0% as income tax is not applied on extra territorial activity. For the United Arab Emirates, the statutory rate on our operations is also 0%.

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)

Income tax at statutory rate (BVI and UAE 0%)	$-	$-	$-
Foreign tax rate differential	(1,498)	(6,981)	5,510
Tax effect of adjustments to prior years current tax expense	-	(997)	(1,206)
Tax effect of adjustments to prior years deferred taxes	-	-	-
Reversal of tax liability on expiration of limitation period	-	-	-
Effect of changes in valuation allowances	(1,460)	1,391	3,300
Unrecognized tax benefits	9,577	10,576	4,936
Other	-	-	-
Income tax expense / (benefit)	$6,619	$3,989	$12,540

The foreign tax rate differential relates to differences between the income tax rates in effect in the foreign countries in which the Company operates, which can vary significantly, and the Company’s statutory tax rate of 0%. Income tax (benefit)/ expense for the years ended December 31, 2022 and 2021, include $0.8 million and $0.4 million, respectively, of penalties and interest associated with the Company’s unrecognized tax benefits.

Unrecognized Tax Benefits

The Company records estimated accrued interest and penalties related to an underpayment of income taxes in income tax (expense) / benefit. As of December 31, 2022, and 2021, the Company had $61.1 million and $51.0 million, respectively, of unrecognized tax benefits, excluding estimated accrued interest and penalties of $2.9 million and $2.0 million, respectively, which are included in Other Long-Term Liabilities in the Consolidated Balance Sheet. There are no timing differences or other items that have indirect effects included in the unrecognized tax benefits and as such all $64.0 million of the net unrecognized tax benefits as of December 31, 2022, would affect the effective tax rate if recognized.

A summary of activity related to the net unrecognized tax benefits is as follows:

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)

Balance at beginning of period	$51,002	$33,336	$24,974
Additions from tax positions adjusted in purchase accounting	-	-	-
Additions from tax positions related to the current period	16,953	26,916	10,825
Additions from tax positions related to prior periods	-	311	27
Reductions from tax positions related to earlier periods	(5,485)	(8,512)	(762)
Reductions on account of statute expiry	-	-
Settlement of tax positions	(1,355)	(1,049)	(1,728)
Balance at end of period	$61,115	$51,002	$33,336

The Company does not anticipate the amount of the unrecognized tax benefits will change significantly over the next twelve months.

Unrecognized tax benefits may change from quarter-to-quarter based on various factors, including, but not limited to, favorable or unfavorable resolution of tax audits or disputes, expiration of relevant statutes of limitations, changes in tax laws or changes to the interpretation of existing tax laws due to new legislative guidance or court rulings, or new tax positions taken on recently filed tax returns. Although the Company has recorded unrecognized tax benefits for all tax positions which, in management’s judgment, are not more likely than not to be sustained if challenged by the relevant tax authorities in the future, the Company cannot provide assurance as to the final tax liability related to its tax positions as it is not possible to predict with certainty the ultimate outcome of any related tax disputes. Thus, it is reasonably possible that the ultimate tax liabilities related to such tax positions could substantially exceed recorded unrecognized tax benefits related to such tax positions, resulting in a material adverse effect on the Company’s earnings and cash flows from operations.

The Company’s tax returns for year 2017 and subsequent years for all major jurisdictions remain subject to examination by tax authorities. The Company is currently subject to or expects to be subject to income tax examinations in various jurisdictions where the Company operates or has previously operated. If any tax authority successfully challenges the Company’s tax positions, including, but not limited to, tax positions related to the tax consequences of various intercompany transactions, the taxable presence of the Company’s subsidiaries in a given jurisdiction, the basis of taxation in a given jurisdiction (such as deemed profits versus net-filing basis), or the applicability of relevant double tax treaty benefits to certain transactions; or should the Company otherwise lose a material tax dispute in any jurisdiction, the Company’s income tax liability could increase substantially and the Company’s earnings and cash flows from operations could be materially adversely affected.